Consolidated Statements of Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net (loss) income for the year	$ (4,813,197)	$ 799,337	$ 880,217
Currency translation differences	14,963	(15,014)	3,000
Total comprehensive (loss) income for the year	(4,798,234)	784,323	883,217
Attributable to:
Equity holders of the Company	(4,816,356)	778,102	837,282
Non-controlling interests	18,122	6,221	45,935
Total comprehensive (loss) income for the year	$ (4,798,234)	$ 784,323	$ 883,217